Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2019
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book Value
Carrying amount as at January 1, 2018	$75,035

Amortization	$ (14,380)

Carrying amount as at December 31, 2018	$60,655

Amortization	$ (14,380)

Carrying amount as at December 31, 2019	$46,275

Above market acquired charter future amortization expense
For the year ending December 31,	Amount
2020	$11,696
2021	8,417
2022	8,371
2023	8,371
2024	8,326
Thereafter	1,094
Total	$ 46,275